COMPANIES INCLUDED IN THE SCOPE OF THE COMBINED FINANCIAL STATEMENTS, Principal Subsidiaries (Details) - shares			12 Months Ended
		Oct. 16, 2019	Dec. 31, 2020
Details of Principal Subsidiaries [Abstract]
Interest held in %		50.10%
Yamal Services SAS [Member]
Details of Principal Subsidiaries [Abstract]
Interest held in %			50.0007%
Number of shares of ownership (in shares)			150.002
Number of total shares outstanding (in shares)			300.000
Yamgaz SNC [Member]
Details of Principal Subsidiaries [Abstract]
Interest held in %			50.0005%
Number of shares of ownership (in shares)			200.002
AUSTRALIA [Member] | Genesis Oil & Gas Consultants (Pty) Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Genesis Oil & Gas Consultants (Pty) Ltd
Address			1120 Hay St, West Perth WA 6005
Interest held in %			100.00%
AUSTRALIA [Member] | FMC Technologies Australia Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			FMC Technologies Australia Limited
Address			66 Sparks Road - Henderson WA 6166
Interest held in %			100.00%
AUSTRALIA [Member] | Technip Australia Pty Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Australia Pty Ltd
Address			1120 Hay St, West Perth WA 6005
Interest held in %			100.00%
BELARUS [Member] | Technip Bel [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Bel
Address			Pobediteley avenue, 17, room 1009 220004 Minsk
Interest held in %			100.00%
BRAZIL [Member] | Cybernetix Produtos E Servicos Do Brasil Ltda. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Cybernetix Produtos E Serviços Do Brasil Ltda.
Address			Rua Dom Marcos Barbosa, nº 2, sala 402 20211-178 Rio de Janeiro
Interest held in %			100.00%
BRAZIL [Member] | Genesis Oil & Gas Brasil Engenharia Ltda. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Genesis Oil & Gas Brasil Engenharia Ltda.
Address			Rua Paulo Emídio Barbosa, 485, quadra 4 (parte), Cidade Universitária cidade e estado do Rio de Janeiro, CEP: 21941-615
Interest held in %			100.00%
CHINA [Member] | Shanghai Technip Trading Company [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Shanghai Technip Trading Company
Address			10th Floor - Yunhai Mansion 200031 Shanghai
Interest held in %			100.00%
CHINA [Member] | Technip Chemical Engineering (Tianjin) Co., Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Chemical Engineering (Tianjin) Co., Ltd.
Address			10th Floor - Yunhai Mansion 200031 Shanghai
Interest held in %			100.00%
CHINA [Member] | Technip Engineering Consultant (Shanghai) Co., Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Engineering Consultant (Shanghai) Co., Ltd
Address			10th Floor - Yunhai Mansion 200031 Shanghai
Interest held in %			100.00%
CHINA [Member] | Gydan Yard Management Services (Shanghai) Co., Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Gydan Yard Management Services (Shanghai) Co., Ltd.
Address			ARCTIC LNG 2 18F N°1329 Middle Huaihai Road, Shanghai 200031
Interest held in %			84.90%
FRANCE [Member] | Clecel SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Clecel SAS
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			100.00%
FRANCE [Member] | Consorcio Intep SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Consorcio Intep SNC
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			90.00%
FRANCE [Member] | Cybernetix SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Cybernetix SAS
Address			Technopôle de Château-Gombert 13382 Marseille Cedex 13
Interest held in %			100.00%
FRANCE [Member] | Cyxplus SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Cyxplus SAS
Address			Technopôle de Château-Gombert 13382 Marseille Cedex 13
Interest held in %			100.00%
FRANCE [Member] | Gydan LNG SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Gydan LNG SNC
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			84.00%
FRANCE [Member] | GYGAZ SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			GYGAZ SNC
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			84.85%
FRANCE [Member] | Middle East Projects International (Technip Mepi) [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Middle East Projects International (Technip Mepi)
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			100.00%
FRANCE [Member] | Safrel SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Safrel SAS
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			100.00%
FRANCE [Member] | SCI les Bessons [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			SCI les Bessons
Address			Technopôle de Château-Gombert 13382 Marseille Cedex 13
Interest held in %			100.00%
FRANCE [Member] | Technip Corporate Services SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Corporate Services SAS
Address			6-8 Allée de l'Arche - Faubourg de l'Arche - ZAC Danton 92400 Courbevoie
Interest held in %			100.00%
FRANCE [Member] | Technip Eurocash SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Eurocash SNC
Address			6-8 Allée de l'Arche - Faubourg de l'Arche - ZAC Danton 92400 Courbevoie
Interest held in %			100.00%
FRANCE [Member] | Technip France SA [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip France SA
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			100.00%
FRANCE [Member] | Technip Ingenierie Defense SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Ingenierie Defense SAS
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			100.00%
FRANCE [Member] | Technip Normandie SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Normandie SAS
Address			14 rue Linus Carl Pauling PAT La Vatine 76130 Mont-Saint-Aignan
Interest held in %			100.00%
FRANCE [Member] | Technipnet SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technipnet SAS
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %			100.00%
FRANCE [Member] | Yamal Services SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name	[1]		Yamal Services SAS
Address	[1]		6-8 Allée de l'Arche - Faubourg de l'Arche - ZAC Danton 92400 Courbevoie
Interest held in %	[1]		50.00%
FRANCE [Member] | Yamgaz SNC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name	[2]		Yamgaz SNC
Address	[2]		6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton 92400 Courbevoie
Interest held in %	[2]		50.00%
FRANCE [Member] | FMC Loading Systems SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			FMC Loading Systems SAS
Address			Route des Clérimois - 89100 Sens
Interest held in %			100.00%
FRANCE [Member] | FMC Technologies SAS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			FMC Technologies SAS
Address			Bâtiment C, Rue Nelson Mandela, Zone ECOParc, 89100 Sens
Interest held in %			100.00%
GERMANY [Member] | Technip Offshore Wind Germany - GmbH [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Offshore Wind Germany - GmbH
Address			Friesstrasse 20 60388 Frankfurt am Main
Interest held in %			100.00%
GERMANY [Member] | Technip Zimmer GmbH [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Zimmer GmbH
Address			Friesstrasse 20 60388 Frankfurt am Main
Interest held in %			100.00%
INDIA [Member] | Technip Global Business Services Private Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Global Business Services Private Limited
Address			9th Floor, World Trade Tower (WTT) Tower-B C-1, Sector 16, Noida - 201301, U.P 201301 Noida
Interest held in %			100.00%
INDIA [Member] | Technip India Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip India Limited
Address			B-22, Okhla Phase, 1 Industrial Area 110020 New Delhi
Interest held in %			100.00%
ITALY [Member] | Consorzio Technip Italy Procurement Services - TIPS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Consorzio Technip Italy Procurement Services - TIPS
Address			68, Viale Castello della Magliana 00148 Rome
Interest held in %			100.00%
ITALY [Member] | Technip Italy Direzione Lavori S.P.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Italy Direzione Lavori S.P.A.
Address			68, Viale Castello della Magliana 00148 Rome
Interest held in %			100.00%
ITALY [Member] | Technip Italy S.P.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Italy S.P.A.
Address			68, Viale Castello della Magliana 00148 Rome
Interest held in %			100.00%
ITALY [Member] | TPL - Tecnologie Progetti Lavori S.P.A. In Liquidazione [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			TPL - Tecnologie Progetti Lavori S.P.A. In Liquidazione
Address			68, Viale Castello della Magliana 00148 Rome
Interest held in %			100.00%
MALAYSIA [Member] | Genesis Oil & Gas Consultants Malaysia Sdn. Bhd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Genesis Oil & Gas Consultants Malaysia Sdn. Bhd.
Address			Suite 13.03, 13th Floor 207 Jalan Tun Razak 50400 Kuala Lumpur
Interest held in %			100.00%
MALAYSIA [Member] | Technip Far East Sdn Bhd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Far East Sdn Bhd
Address			Suite 13.03, 13th Floor 207 Jalan Tun Razak Kuala Lumpur 50400
Interest held in %			100.00%
MEXICO [Member] | Technip De Mexico S. De R.L. De C.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip De Mexico S. De R.L. De C.V.
Address			Blvd. Manuel Ávila Camacho 36, Piso 10, Oficina 1058 Lomas De Chapultepec I Sección. C. P. 11000, Alcaldía Miguel Hidalgo Ciudad de México, México
Interest held in %			100.00%
MEXICO [Member] | TP Energies Servicios Mexico, S. de R.L. de C.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			TP Energies Servicios Mexico, S. de R.L. de C.V.
Address			Blvd. Manuel Ávila Camacho 36, Piso 10, Oficina 1058 Lomas De Chapultepec I Sección. C. P. 11000, Alcaldía Miguel Hidalgo Ciudad de México, México
Interest held in %			100.00%
MEXICO [Member] | TP Oil & Gas Mexico, S. de R.L. de C.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			TP Oil & Gas Mexico, S. de R.L. de C.V.
Address			Avenida de la Marina Oficina 1 Baja California 22800
Interest held in %			100.00%
MOZAMBIQUE [Member] | FMC Technologies Mozambique Private Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			FMC Technologies Mozambique Private Ltd
Address			Distrito Urbano 1, Av. Zedquias Manganhela no 257, 5 Andar,
Interest held in %			100.00%
MOZAMBIQUE [Member] | Technip Mozambique Lda [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Mozambique Lda
Address			Distrito Urbano 1, Av. Zedquias Manganhela no 257, 5 Andar,
Interest held in %			100.00%
NETHERLANDS [Member] | Technip Energies N.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Energies N.V.
Address			6-8 Allée de l’Arche - Faubourg de l’Arche - ZAC Danton - Danton - 92400 Courbevoie
Interest held in %			100.00%
NETHERLANDS [Member] | Technip Benelux B.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Benelux B.V.
Address			Afrikaweg 30 Zoetermeer 2713 AW
Interest held in %			100.00%
NETHERLANDS [Member] | Technip EPG B.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip EPG B.V.
Address			Barbizonlaan 50 Capelle aan den Ijssel 2908 ME
Interest held in %			100.00%
NETHERLANDS [Member] | Technip Oil & Gas B.V. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Oil & Gas B.V.
Address			Afrikaweg 30 Zoetermeer 2713 AW
Interest held in %			100.00%
NEW-CALEDONIA - FRENCH OVERSEAS TERRITORY [Member] | Technip Nouvelle-Caledonie [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Nouvelle-Caledonie
Address			27 bis Avenue du Maréchal Foch - Galerie CENTER FOCH - Centre-Ville B.P. 4460 98847 NOUMEA
Interest held in %			100.00%
NORWAY [Member] | Genesis Oil And Gas Consultants Norway AS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Genesis Oil And Gas Consultants Norway AS
Address			Verksgata 1A 4013 Stavanger
Interest held in %			100.00%
NORWAY [Member] | Inocean AS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Inocean AS
Address			B Ryggegata 3 0250 Oslo
Interest held in %			51.00%
NORWAY [Member] | Kanfa AS [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Kanfa AS
Address			Nye Vakas vei 80 1395 Hvalstad
Interest held in %			100.00%
PANAMA [Member] | Technip Overseas S.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Overseas S.A.
Address			East 53rd Street Marbella, Humboldt Tower 2nd Floor Panama
Interest held in %			100.00%
POLAND [Member] | Technip Polska Sp. Z o.o. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Polska Sp. Z o.o.
Address			UI. Promyka 13/4 01-604 Warsaw
Interest held in %			100.00%
RUSSIAN FEDERATION [Member] | Rus Technip LLC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Rus Technip LLC
Address			Prechistenka, str. 40/2, building 1, office XXVII, 4th floor, 119034 Moscow
Interest held in %			51.00%
RUSSIAN FEDERATION [Member] | Technip Rus LLC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Rus LLC
Address			266 Litera O, Ligovsky Prospect 196084 St Petersburg
Interest held in %			99.98%
SAUDI ARABIA [Member] | Technip Saudi Arabia Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Saudi Arabia Limited
Address			Dhahran Center Building - 5th Floor, Suite #501 31952 Al-Khobar
Interest held in %			76.00%
SAUDI ARABIA [Member] | TPL Arabia [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			TPL Arabia
Address			Dhahran Center Building - 5th Floor, Suite #501 31952 Al-Khobar
Interest held in %			90.00%
SINGAPORE [Member] | FMC Technologies Singapore Pte. Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			FMC Technologies Singapore Pte. Ltd.
Address			149 Gul Circle - 629605 Singapore
Interest held in %			100.00%
SINGAPORE [Member] | Technip Energies Singapore Pte. Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Energies Singapore Pte. Ltd.
Address			149 Gul Circle - 629605 Singapore
Interest held in %			100.00%
SOUTH AFRICA [Member] | Technip South Africa (Pty.) Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip South Africa (Pty.) Ltd
Address			34 Monkor Road - Randpark Ridge Randburg 2194
Interest held in %			100.00%
SPAIN [Member] | Technip Iberia, S.A. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Iberia, S.A.
Address			Building n° 8 - Floor 4th Plaça de la Pau s/n World Trade Center - Almeda Park - Cornellà de Llobregat 08940 Barcelone
Interest held in %			99.99%
SWITZERLAND [Member] | Engineering Re AG [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Engineering Re AG
Address			Vulkanstrasse 106 8048 Zurich
Interest held in %			100.00%
SWITZERLAND [Member] | Technipetrol AG [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technipetrol AG
Address			Industriestrasse 13c CH-6304 Zug
Interest held in %			100.00%
THAILAND [Member] | Technip Engineering (Thailand) Co. Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Engineering (Thailand) Co. Ltd
Address			20th Floor - Suntowers Building A 123 Vibhavadee - Rangsit Road Chatuchak, Bangkok 10900
Interest held in %			74.00%
UNITED ARAB EMIRATES [Member] | Multi Phase Meters FZE [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Multi Phase Meters FZE
Address			P. O. Box 262274, Jebel Ali Free Zone, Building LOB-14-Office 414, Dubai, United Arab Emirates, United Arab Emirates
Interest held in %			100.00%
UNITED KINGDOM [Member] | Coflexip (UK) Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Coflexip (UK) Ltd
Address			One St Paul’s Churchyard London EC4M 8AP
Interest held in %			100.00%
UNITED KINGDOM [Member] | Cybernetix S.R.I.S. Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Cybernetix S.R.I.S. Limited
Address			One St Paul’s Churchyard London EC4M 8AP
Interest held in %			100.00%
UNITED KINGDOM [Member] | Genesis Oil & Gas Consultants Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Genesis Oil & Gas Consultants Ltd
Address			One St Paul’s Churchyard London EC4M 8AP
Interest held in %			100.00%
UNITED KINGDOM [Member] | Genesis Oil And Gas Ltd [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Genesis Oil And Gas Ltd
Address			One St Paul’s Churchyard London EC4M 8AP
Interest held in %			100.00%
UNITED KINGDOM [Member] | Technip E&C Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip E&C Limited
Address			One St Paul’s Churchyard London EC4M 8AP
Interest held in %			100.00%
UNITED KINGDOM [Member] | Technip PMC Services Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip PMC Services Limited
Address			One St Paul’s Churchyard London EC4M 8AP
Interest held in %			100.00%
UNITED KINGDOM [Member] | TechnipFMC Holdings Limited [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			TechnipFMC Holdings Limited
Address			One St Paul’s Churchyard London EC4M 8AP
Interest held in %			100.00%
UNITED STATES [Member] | Badger Licensing LLC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Badger Licensing LLC
Address			Corporation Service Company 251 Little Falls Drive Wilmington, DE 19808
Interest held in %			100.00%
UNITED STATES [Member] | Badger Technologies, LLC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Badger Technologies, LLC
Address			c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816
Interest held in %			100.00%
UNITED STATES [Member] | Badger Technology Holdings, LLC [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Badger Technology Holdings, LLC
Address			c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816
Interest held in %			100.00%
UNITED STATES [Member] | Deepwater Technologies Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Deepwater Technologies Inc.
Address			c/o The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
Interest held in %			75.00%
UNITED STATES [Member] | FMC Technologies, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			FMC Technologies, Inc.
Address			c/o The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
Interest held in %			100.00%
UNITED STATES [Member] | Technip E&C, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip E&C, Inc.
Address			c/o CT Corporation System 1999 Bryan Street, Suite 900 Dallas, Texas 75201
Interest held in %			100.00%
UNITED STATES [Member] | Technip Energy & Chemicals International, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Energy & Chemicals International, Inc.
Address			c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816
Interest held in %			100.00%
UNITED STATES [Member] | Technip Process Technology, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Process Technology, Inc.
Address			c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816
Interest held in %			100.00%
UNITED STATES [Member] | Technip S&W Abu Dhabi, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip S&W Abu Dhabi, Inc.
Address			c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816
Interest held in %			100.00%
UNITED STATES [Member] | Technip S&W International, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip S&W International, Inc.
Address			c/o CT Corporation System 3867 Plaza Tower Baton Rouge, Louisiana, 70816
Interest held in %			100.00%
UNITED STATES [Member] | Technip Stone & Webster Process Technology, Inc [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Stone & Webster Process Technology, Inc
Address			c/o The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
Interest held in %			100.00%
UNITED STATES [Member] | Technip USA, Inc. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip USA, Inc.
Address			o The Corporation Trust Company 1209 Orange Street Wilmington, Delaware 19801
Interest held in %			100.00%
VENEZUELA [Member] | Inversiones Dinsa, C.A [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Inversiones Dinsa, C.A
Address			Avenida Principal de La Urbina, calle 1 con calle 2 Centro Empresarial INECOM, piso 1, oficina 1-1 La Urbina, Minicipio Sucre 1070 Caracas
Interest held in %			100.00%
VENEZUELA [Member] | Technip Velam [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Velam
Address			Avenida Principal de La Urbina, calle 1 con calle 2 Centro Empresarial INECOM, piso 1, oficina 1-1 La Urbina, Minicipio Sucre 1070 Caracas
Interest held in %			100.00%
VIETNAM [Member] | Technip Vietnam Co., Ltd. [Member]
Details of Principal Subsidiaries [Abstract]
Company Name			Technip Vietnam Co., Ltd.
Address			7F, Centec Tower Building 72-74 Nguyen Thi Minh Khai Street and 143-145B Hai Ba Trung Street, Ward 6, District 3, Ho Chi Minh City
Interest held in %			100.00%

[1]	TechnipFMC has an ownership interest in Yamal Services SAS of 150.002 shares (of a total outstanding 300.000 shares), or 50.0007%, and obtained a majority interest and voting control over Yamal Services SAS and consolidated the entity effective December 31, 2016.
[2]	TFMC has an ownership interest in both Yamgaz SNC and South Tambey LNG of 200.002 shares (of total outstanding shares), or 50.0005%, and obtained a majority interest and voting control over Yamgaz SNC and South Tambey and consolidated both entities effective December 31, 2016.